BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Basis of consolidation (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Evimiz
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	[1]		100.00%	100.00%
Altinci Cadde
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	[1]		100.00%	100.00%
D-Odeme
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary		100.00%	100.00%	100.00%
D-Fast
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary		100.00%	100.00%	100.00%
Hepsi Finansal
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary		100.00%

[1]	The operations of Evimiz and Altıncı Cadde ceased on 4 September 2018 and 11 October 2019, respectively. Evimiz and Altıncı Cadde do not represent a material separate major line of business of the Group, consequently, they were not classified as discontinued operations